DISCLOSURE OF DEFERRED TAXES (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021 [1]
Federal loss carryforwards	$ 1,267,000	$ 1,010,000
Foreign loss carryforward	1,359,000	1,206,000
Mineral properties	38,000	38,000
Deferred tax asset gross	2,664,000	2,254,000
Valuation allowance	(2,664,000)	(2,254,000)
Net deferred tax asset

[1]	Restated for change in presentation currency (Notes 2(c) and 5)